U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

December 31, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
Performance Trust Strategic Bond Fund (S000029835)
Performance Trust Municipal Bond Fund (S000033197)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Performance Trust Strategic Bond Fund and Performance Trust Municipal Bond Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated December 29, 2020, and filed electronically as Post-Effective Amendment No. 751 to the Funds’ Registration Statement on Form N-1A on December 23, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (513) 629-8104.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
For U.S. Bank Global Fund Services